Condensed Financial Statements of Parent Company - Balance Sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 494,474,891	$ 75,781,592	¥ 347,817,093	¥ 2,186,288,246
Short-term investments	391,033,374	59,928,486	1,276,830,926
Prepayments and other current assets	365,108,503	55,955,326	234,728,386
Total current assets	2,472,316,241	378,899,040	2,692,226,767
Other non-current assets	148,091,140	22,695,960	20,811,791
Total non-current assets	443,541,348	67,975,685	247,970,128
Total assets	2,915,857,589	446,874,725	2,940,196,895
Non-current liabilities:
Convertible loan	1,174,900,000	180,056,381	1,218,905,676
Other non-current liabilities	4,255,931	652,250	7,212,463
Non-current liabilities	1,221,700,000	187,234,476	1,273,998,241
Total liabilities	3,107,695,299	476,275,140	3,149,695,951
Shareholders' deficit:
Additional paid-in capital	4,784,314,735	733,228,312	4,321,100,861
Treasury stock (US$0.0001 par value; 8,635,420 and 0 shares as of December 31, 2019 and December 31, 2020, respectively)	142,228,779	21,797,514	142,228,779
Accumulated other comprehensive income (loss)	84,319,590	12,922,543	(17,934,525)
Accumulated deficit	(6,007,200,000)	(920,647,797)	(4,862,464,162)
Total shareholders' deficit	(1,285,363,768)	(196,990,616)	(705,343,621)	¥ 1,511,232,780	¥ (108,560,011)
Total liabilities, mezzanine equity and shareholders' deficit	2,915,857,589	446,874,725	2,940,196,895
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	22,426	3,437	20,260
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	24,391	3,738	24,391
Parent Company
Current assets:
Cash and cash equivalents	1,932,747	296,206	148,279,138
Short-term investments	0	0	498,100,680
Prepayments and other current assets	3,618,939	554,627	8,030,839
Total current assets	5,551,686	850,833	654,410,657
Other non-current assets	4,266,143	653,815	6,251,505
Total non-current assets	4,266,143	653,815	6,251,505
Total assets	9,817,829	1,504,648	660,662,162
Current liabilities
Accrued expenses and other current liabilities	2,510,911	384,814	2,640,434
Non-current liabilities:
Convertible loan	1,174,867,883	180,056,381	1,218,905,676
Other non-current liabilities	4,255,931	652,250	7,212,463
Payables to subsidiaries and VIEs	108,957,614	16,698,485	133,385,543
Non-current liabilities	1,288,081,428	197,407,116	1,359,503,682
Total liabilities	1,290,592,339	197,791,930	1,362,144,116
Shareholders' deficit:
Additional paid-in capital	4,784,314,735	733,228,312	4,321,100,861
Treasury stock (US$0.0001 par value; 8,635,420 and 0 shares as of December 31, 2019 and December 31, 2020, respectively)	(142,228,779)	(21,797,514)	(142,228,779)
Accumulated other comprehensive income (loss)	84,319,590	12,922,543	(17,934,525)
Accumulated deficit	(6,007,226,873)	(920,647,797)	(4,862,464,162)
Total shareholders' deficit	(1,280,774,510)	(196,287,281)	(701,481,954)
Total liabilities, mezzanine equity and shareholders' deficit	9,817,829	1,504,649	660,662,162
Parent Company | Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	22,426	3,437	20,260
Parent Company | Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24,391	$ 3,738	¥ 24,391